Summary of significant accounting policies (Narrative) (Details)	12 Months Ended
Oct. 31, 2019
Patents [Member]
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	5 years